Acquisitions and Unaudited Pro-Forma Financial Information (Details Narrative) - USD ($)					6 Months Ended		12 Months Ended
	Sep. 30, 2025	Aug. 27, 2025	Mar. 31, 2025	Feb. 02, 2024	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Business Combination [Line Items]
Sale of shares, issued					61,667
Fair value of contingent consideration					$ 11,925,000
Share price							$ 0.0199
Forgiveness of the intercompany balance					2,652,671
Loss on settlement of pre-existing assets							$ 1,490,803
Goodwill impairment charge							$ 897,542
Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Business combination, acquired receivable fair value					$ 42,280,000
Victorville Treasure Holdings LLC [Member]
Business Combination [Line Items]
Business combination, voting equity interest acquired, percentage		100.00%
Business combination, consideration transferred, equity interest, share issued, number of shares		216,667
Business combination, acquired receivable fair value		$ 39,000,000
Business combination share price		$ 0.03
Fair value of contingent consideration		$ 7,125,000
Share price		$ 0.03
Victorville Treasure Holdings LLC [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Business combination, acquired receivable fair value		$ 39,000,000
Sale of shares, issued		41,667
Ranch Mirage Hilton LLC [Member]
Business Combination [Line Items]
Business combination, voting equity interest acquired, percentage					100.00%
Business combination, acquired receivable fair value	$ 42,280,000
Fair value of contingent consideration	$ 4,800,000
Business combination, consideration transferred, equity interest, share issued, number of shares	$ 0.04
Ranch Mirage Hilton LLC [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Business combination, acquired receivable fair value	$ 42,280,000
Sale of shares, issued	20,000
Ranch Mirage Hilton LLC [Member] | Series C Preferred Stock [Member]
Business Combination [Line Items]
Business combination, consideration transferred, equity interest, share issued, number of shares	176,167
Business combination, consideration transferred, equity interest, share issued, number of shares	$ 0.04
SWC Group Inc [Member]
Business Combination [Line Items]
Business combination, voting equity interest acquired, percentage			100.00%
Business combination, consideration transferred, equity interest, share issued, number of shares			83,333
Business combination, acquired receivable fair value			$ 4,399,982
Skytech Automated Solutions Inc [Member]
Business Combination [Line Items]
Business combination, voting equity interest acquired, percentage			100.00%
Business combination, consideration transferred, equity interest, share issued, number of shares			10,000
Business combination, acquired receivable fair value			$ 528,000
Future Hospitality Ventures Holdings Inc [Member]
Business Combination [Line Items]
Business combination, acquired receivable fair value
Business combination acquired receivables consideration				$ 20
Future Hospitality Ventures Holdings Inc [Member] | Series C Convertible Preferred Stock [Member]
Business Combination [Line Items]
Business combination, voting equity interest acquired, percentage				100.00%
Business combination, consideration transferred, equity interest, share issued, number of shares				13,333
Business combination, acquired receivable fair value				$ 868,708
Future Hospitality Ventures Holdings Inc [Member] | Series A Preferred Stock [Member]
Business Combination [Line Items]
Business combination, consideration transferred, equity interest, share issued, number of shares				1,000